RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at FVTPL (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	19,332,588	15,370,870
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,830,916	3,507,231
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,830,916	3,507,231
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	3,830,916	3,507,231
Service concession arrangements [member]
Disclosure of financial assets [line items]
Financial assets	17,812,820	16,153,016
Service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	17,821,214	16,161,187
Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,830,916	3,507,231
Service concession arrangements [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,830,916	$ 3,507,231